RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Lending to	$ 0	$ 0	$ 1,624,261
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Due from related parties, gross	19,107,981	20,779,022
Allowance for doubtful accounts (2)	(4,308,679)	0
Due from related parties, net	14,799,302	20,779,022
Due to related parties	17,546,934	44,018,006
Due to related party balances, net	2,747,632	23,238,984
Purchase of modules from	2,534,750	12,466,413	33,238,377
Rendering of service to	834,875	5,168,278	868,158
Borrowing from	793,269	17,273,194	11,343,739
Lending to	0	0	1,624,261
Acquire project companies from	$ 0	$ 11,286,840	$ 0